Preferred-Plus ETF
Schedule of Investments
December 31, 2024 (Unaudited)

PREFERRED STOCKS - 96.9%		Shares	Value
Auto Manufacturers - 2.4%
Ford Motor Co.		–	$–
6.20%, 06/01/2059 (Callable 02/01/2025) (a)		5,896	$134,900
6.00%, 12/01/2059 (Callable 02/01/2025) (a)		6,503	148,854
			283,754

Banks - 35.7%(a)
Bank of America Corp.		–	$–
Series LL, 5.00%, Perpetual (Callable 02/01/2025)		6,010	129,816
Series PP, 4.13%, Perpetual (Callable 02/02/2026)		5,220	95,578
Series QQ, 4.25%, Perpetual (Callable 11/17/2026)		10,474	194,817
Series SS, 4.75%, Perpetual (Callable 02/17/2027)		6,302	131,082
Citigroup Capital XIII 11.22% (3 mo. Term SOFR + 6.63%), 10/30/2040 (Callable 02/01/2025) (a)		4,112	123,237
Citizens Financial Group, Inc. 7.38%, Perpetual (Callable 07/06/2029)		5,216	135,616
ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual (Callable 09/01/2026)		4,998	114,804
Fifth Third Bancorp Series K, 4.95%, Perpetual (Callable 03/31/2025) (a)		3,996	83,796
First Citizens BancShares, Inc. Series A, 5.38%, Perpetual (Callable 03/15/2025) (a)		4,502	100,305
JPMorgan Chase & Co.		–	$–
Series DD, 5.75%, Perpetual (Callable 03/01/2025)		3,283	82,633
Series LL, 4.63%, Perpetual (Callable 06/01/2026)		10,080	209,966
Series MM, 4.20%, Perpetual (Callable 09/01/2026)		7,730	146,020
KeyCorp		–	$–
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual (Callable 12/15/2027)		8,962	218,583
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual (Callable 12/15/2026) (a)		5,008	122,946
M&T Bank Corp. Series J, 7.50%, Perpetual (Callable 06/15/2029)		4,070	108,343
Merchants Bancorp/IN		–	$–
8.25% to 10/1/2027 then 5 yr. CMT Rate + 4.34%, Perpetual (Callable 10/01/2027)		2,772	71,185
Series C, 6.00%, Perpetual (Callable 04/01/2026)		3,130	62,819
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual (Callable 09/30/2027)		4,425	113,280
Morgan Stanley		–	$–
Series F, 6.88% (3 mo. LIBOR US + 394.00%), Perpetual (Callable 04/15/2025) (a) (c)		6,045	152,274
Series K, 5.85% (3 mo. LIBOR US + 349.10%), Perpetual (Callable 04/15/2027) (a) (c)		7,119	173,277
Series O, 4.25%, Perpetual (Callable 01/15/2027)		5,973	109,963
Series P, 6.50%, Perpetual (Callable 10/15/2027)		4,800	123,456
Old National Bancorp Series C, 0.00%, Perpetual (Callable 08/20/2025) (a)		6,010	148,447
Regions Financial Corp., Series C, 5.70% to 08/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual (Callable 05/15/2029) (a)		6,010	145,682
State Street Corp. Series G, 5.35% (3 mo. LIBOR US + 370.90%), Perpetual (Callable 03/15/2026) (c)		3,945	92,668
Synovus Financial Corp., Series E, 8.40% to 07/01/2029 then 5 yr. CMT Rate + 4.13%, Perpetual (Callable 07/01/2029)		9,865	255,997
Truist Financial Corp. Series R, 4.75%, Perpetual (Callable 09/01/2025) (a)		6,398	123,481
US Bancorp Series K, 5.50%, Perpetual (Callable 02/01/2025)		6,010	141,295
Wells Fargo & Co. Series DD, 4.25%, Perpetual (Callable 09/15/2026)		6,010	109,562
WesBanco, Inc., Series A, 6.75% to 08/15/2025 then 5 yr. CMT Rate + 6.56%, Perpetual (Callable 11/15/2025)		5,008	125,751
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual (Callable 09/30/2026)		7,384	163,703
Wintrust Financial Corp., Series E, 6.88% to 07/15/2025 then 5 yr. CMT Rate + 6.51%, Perpetual (Callable 07/15/2025)		6,130	153,066
			4,263,448

Distribution/Wholesale - 1.5%
WESCO International, Inc., Series A, 10.63% to 06/22/2025 then 5 yr. CMT Rate + 10.33%, Perpetual (Callable 06/22/2025) (a)		6,968	177,823

Diversified Financial Services - 8.0%
Apollo Global Management, Inc., 7.63% to 12/15/2028 then 5 yr. CMT Rate + 3.23%, 09/15/2053 (Callable 09/15/2028)		4,296	113,801
Capital One Financial Corp.		–	$–
Series I, 5.00%, Perpetual (Callable 03/01/2025) (a)		5,076	96,546
Series J, 4.80%, Perpetual (Callable 06/01/2025) (a)		3,049	55,827
Series L, 4.38%, Perpetual (Callable 09/01/2026)		3,625	61,226
Stifel Financial Corp. Series D, 4.50%, Perpetual (Callable 08/15/2026)		8,931	157,364
Synchrony Financial		–	$–
Series A, 5.63%, Perpetual (Callable 02/15/2025) (a)		6,624	127,048
Series B, 8.25% to 5/15/2029 then 5 yr. CMT Rate + 4.04%, Perpetual (Callable 05/15/2029)		7,353	193,384
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual (Callable 09/15/2029)		6,447	149,764
			954,960

Electric - 9.1%
Algonquin Power & Utilities Corp. Series 19-A, 9.82% (3 mo. LIBOR US + 4.01%), 07/01/2079 (Callable 04/01/2025) (c)		6,130	154,599
Brookfield BRP Holdings Canada, Inc.		–	$–
4.88%, Perpetual (Callable 12/09/2026)		6,820	113,621
4.63%, Perpetual (Callable 04/30/2026)		3,360	53,021
CMS Energy Corp. 5.88%, 03/01/2079 (Callable 01/12/2025)		3,007	69,552
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 05/15/2064 (Callable 02/01/2025) (a)		5,008	113,832
SCE Trust IV, Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual (Callable 09/15/2025) (a)		5,008	122,946
SCE Trust V, Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual (Callable 03/15/2026) (a)		5,110	125,706
SCE Trust VIII Series N, 6.95%, Perpetual (Callable 05/13/2029)		5,216	132,643
Sempra 5.75%, 07/01/2079 (Callable 02/01/2025)		6,010	136,427
Southern Co. Series 2020, 4.95%, 01/30/2080 (Callable 01/31/2025)		3,007	62,245
			1,084,592

Insurance - 19.2%
AEGON Funding Co. LLC 5.10%, 12/15/2049 (Callable 03/15/2025)		4,696	95,329
Allstate Corp. Series J, 7.38%, Perpetual (Callable 07/15/2028)		4,595	122,319
American National Group, Inc.		–	$–
Series A, 8.37% to 12/1/2029 then 5 yr. CMT Rate + 4.32%, Perpetual (Callable 02/01/2025) (a)		7,455	187,866
Series B, 6.63% to 9/1/2025 then 5 yr. CMT Rate + 6.30%, Perpetual (Callable 09/01/2025) (a)		7,022	174,497
Aspen Insurance Holdings Ltd.		–	$–
7.00%, Perpetual (Callable 11/30/2029)		2,500	63,575
Series **, 5.63%, Perpetual (Callable 02/01/2025)		3,007	58,035
Athene Holding Ltd.		–	$–
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual (Callable 06/30/2029) (a) (c)		9,999	243,576
Series C, 6.38% to 9/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual (Callable 06/30/2025)		3,979	99,714
Axis Capital Holdings Ltd. Series E, 5.50%, Perpetual (Callable 02/01/2025)		2,294	47,027
Brighthouse Financial, Inc.		–	$–
6.25%, 09/15/2058 (Callable 02/01/2025) (a)		3,400	79,900
Series B, 6.75%, Perpetual (Callable 06/25/2025) (a)		7,160	158,594
Series C, 5.38%, Perpetual (Callable 12/25/2025)		3,624	67,769
Equitable Holdings, Inc. Series A, 5.25%, Perpetual (Callable 03/15/2025) (a)		6,867	140,499
Jackson Financial, Inc., 8.00% to 03/30/2028 then 5 yr. CMT Rate + 3.73%, Perpetual (Callable 03/30/2028)		5,172	135,300
Kemper Corp., 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062 (Callable 03/15/2027)		4,502	104,941
Lincoln National Corp. Series D, 9.00%, Perpetual (Callable 12/01/2027)		4,594	125,830
MetLife, Inc.		–	$–
Series E, 5.63%, Perpetual (Callable 02/01/2025)		5,566	131,024
Series F, 4.75%, Perpetual (Callable 03/15/2025)		6,096	125,943
Prudential Financial, Inc. 5.63%, 08/15/2058 (Callable 02/01/2025)		2,890	67,135
Reinsurance Group of America, Inc., 5.75% to 06/15/2026 then 3 mo. LIBOR US + 4.04%, 06/15/2056 (Callable 06/15/2026) (c)		2,850	70,081
			2,298,954

Investment Companies - 0.5%
Brookfield Oaktree Holdings LLC Series B, 6.55%, Perpetual (Callable 02/01/2025)		3,007	62,395

Office-Business Equipment - 0.6%
Pitney Bowes, Inc. 6.70%, 03/07/2043 (Callable 01/31/2025)		3,860	71,873

REITS - 13.4%
AGNC Investment Corp., Series F, 6.13% to 04/15/2025 then 3 mo. LIBOR US + 4.70%, Perpetual (Callable 04/15/2025) (c)		7,016	172,874
Agree Realty Corp. Series A, 4.25%, Perpetual (Callable 09/17/2026)		3,130	57,342
Annaly Capital Management, Inc.		–	$–
Series F, 9.57% (3 mo. Term SOFR + 5.25%), Perpetual (Callable 02/01/2025)		2,922	75,183
Series I, 9.58% (3 mo. Term SOFR + 5.25%), Perpetual (Callable 02/01/2025)		2,972	76,499
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual (Callable 10/12/2026)		6,961	158,989
Digital Realty Trust, Inc. Series L, 5.20%, Perpetual (Callable 02/01/2025)		7,846	166,414
Hudson Pacific Properties, Inc. Series C, 4.75%, Perpetual (Callable 11/16/2026)		2,951	41,403
KKR Real Estate Finance Trust, Inc. Series A, 6.50%, Perpetual (Callable 04/16/2026) (a)		5,108	98,125
MFA Financial, Inc., Series C, 6.50% to 03/31/2025 then 3 mo. LIBOR US + 5.35%, Perpetual (Callable 03/31/2025) (c)		5,124	124,923
Pebblebrook Hotel Trust Series G, 6.38%, Perpetual (Callable 05/13/2026) (a)		6,010	118,697
Public Storage		–	$–
Series M, 4.13%, Perpetual (Callable 08/14/2025) (a)		1,054	18,793
Series S, 4.10%, Perpetual (Callable 01/13/2027)		6,638	117,028
Rithm Capital Corp., Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual (Callable 11/15/2026)		2,327	55,289
Sachem Capital Corp.		–	$–
6.00%, 12/30/2026 (Callable 01/31/2025)		2,893	60,506
Series A, 7.75%, Perpetual (Callable 06/29/2026) (a)		6,010	93,095
Vornado Realty Trust		–	$–
Series N, 5.25%, Perpetual (Callable 11/24/2025) (a)		8,018	144,083
Series O, 4.45%, Perpetual (Callable 09/22/2026)		1,742	27,524
			1,606,767

Savings & Loans - 3.0%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual (Callable 09/01/2027)		8,538	208,583
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. LIBOR US + 3.82%, Perpetual (Callable 03/17/2027) (c)		7,118	150,546
			359,129

Telecommunications - 3.5%
AT&T, Inc.		–	$–
Series A, 5.00%, Perpetual (Callable 02/01/2025) (a)		1,175	24,722
Series C, 4.75%, Perpetual (Callable 02/18/2025) (a)		5,693	113,006
Telephone and Data Systems, Inc. Series UU, 6.63%, Perpetual (Callable 03/31/2026) (a)		6,010	113,949
United States Cellular Corp. 5.50%, 03/01/2070 (Callable 03/01/2026)		7,323	163,889
			415,566
TOTAL PREFERRED STOCKS (Cost $12,550,627)			11,579,261

CONVERTIBLE PREFERRED STOCKS - 2.0%
Banks - 2.0%
Bank of America Corp. Series L, 7.25%, Perpetual		99	120,706
Wells Fargo & Co. Series L, 7.50%, Perpetual		97	115,848
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $236,895)			236,554

PURCHASED OPTIONS - 0.0%(d)	Notional Amount	Contracts
Put Options - 0.0%(d)			$–
SPDR S&P 500 ETF ()(e)(f)		–	$–
Expiration: 01/10/2025; Exercise Price: $510.00 (g)	$ 2,244,000	44	374
Expiration: 01/17/2025; Exercise Price: $490.00 (g)	1,715,000	35	612
Expiration: 01/31/2025; Exercise Price: $485.00 (g)	1,649,000	34	1,377
TOTAL PURCHASED OPTIONS (Cost $8,591)			2,363

SHORT-TERM INVESTMENTS - 0.2%		Shares
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.41% (h)		23,290	23,290
TOTAL SHORT-TERM INVESTMENTS (Cost $23,290)			23,290

TOTAL INVESTMENTS - 99.1% (Cost $12,819,403)			11,841,468
Other Assets in Excess of Liabilities - 0.9%			107,596
TOTAL NET ASSETS - 100.0%			$11,949,064
two			–%
Percentages are stated as a percent of net assets.			–%

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024, is $3,089,224 which represented 25.9% of net assets.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Represents less than 0.05% of net assets.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	Held in connection with a written option, see Schedule of Written Options for more detail.
(h)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Preferred-Plus ETF
Schedule of Written Options
December 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.3)%	Notional Amount	Contracts	Value
Put Options - (0.3)%
SPDR S&P 500 ETF (a)(b)
Expiration: 01/10/2025; Exercise Price: $583.00	$(2,565,200)	(44)	$(16,478)
Expiration: 01/17/2025; Exercise Price: $578.00	(2,023,000)	(35)	(13,230)
Expiration: 01/31/2025; Exercise Price: $565.00	(1,921,000)	(34)	(11,322)
Total Put Options			(41,030)
TOTAL WRITTEN OPTIONS (Premiums received $48,936)			$(41,030)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Preferred-Plus ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Preferred Stocks	$11,579,261	$–	$–	$11,579,261
Convertible Preferred Stocks	236,554	–	–	236,554
Purchased Options	–	2,363	–	2,363
Money Market Funds	23,290	–	–	23,290
Total Investments	$11,839,105	$2,363	$–	$11,841,468

Liabilities:
Investments:
Written Options	$–	$(41,030)	$–	$(41,030)
Total Investments	$–	$(41,030)	$–	$(41,030)

Refer to the Schedule of Investments for further disaggregation of investment categories.